Total
Prospectus Supplement	August 1, 2016

Putnam Absolute Return 700 Fund Prospectuses dated February 28, 2016 Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired	Total annual
	Management	and service	Other	fund fees and	fund operating
Share class	fees†	(12b-1) fees	expenses	expenses	expenses

Class A	0.81%	0.25%	0.23%=	0.01%	1.30%

Class B	0.81%	1.00%	0.23%=	0.01%	2.05%

Class C	0.81%	1.00%	0.23%=	0.01%	2.05%

Class M	0.81%	0.75%	0.23%=	0.01%	1.80%

Class R	0.81%	0.50%	0.23%=	0.01%	1.55%

Class R6	0.81%	N/A	0.12%	0.01%	0.94%

Class Y	0.81%	N/A	0.23%=	0.01%	1.05%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$700	$963	$1,247	$2,053

Class B	$708	$943	$1,303	$2,187

Class B (no redemption)	$208	$643	$1,103	$2,187

Class C	$308	$643	$1,103	$2,379

Class C (no redemption)	$208	$643	$1,103	$2,379

Class M	$526	$897	$1,291	$2,392

Class R	$158	$490	$845	$1,845

Class R6	$96	$300	$520	$1,155

Class Y	$107	$334	$579	$1,283

302103 8/16

Prospectus Supplement	August 1, 2016

Putnam Emerging Markets Equity Fund Prospectuses dated December 30, 2015 Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribu-			Total		Total annual
		tion and		Acquired	annual	Expense	fund operating
		service		fund fees	fund oper-	reim-	expenses
Share	Manage-	(12b-1)	Other	and	ating	burse-	after expense
class	ment fees†	fees	expenses=	expenses	expenses	ment#	reimbursement

Class A	0.96%	0.25%	0.87%	0.01%	2.09%	(0.42)%	1.67%

Class B	0.96%	1.00%	0.87%	0.01%	2.84%	(0.42)%	2.42%

Class C	0.96%	1.00%	0.87%	0.01%	2.84%	(0.42)%	2.42%

Class M	0.96%	0.75%	0.87%	0.01%	2.59%	(0.42)%	2.17%

Class R	0.96%	0.50%	0.87%	0.01%	2.34%	(0.42)%	1.92%

Class Y	0.96%	N/A	0.87%	0.01%	1.84%	(0.42)%	1.42%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through December 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$735	$1,154	$1,598	$2,826

Class B	$745	$1,141	$1,662	$2,958

Class B (no redemption)	$245	$841	$1,462	$2,958

Class C	$345	$841	$1,462	$3,137

Class C (no redemption)	$245	$841	$1,462	$3,137

Class M	$562	$1,089	$1,641	$3,143

Class R	$195	$691	$1,213	$2,645

Class Y	$145	$538	$957	$2,125

302091 8/16

Prospectus Supplement	August 1, 2016

Putnam Global Consumer Fund
Putnam Global Energy Fund
Putnam Global Financials Fund
Putnam Global Industrials Fund
Putnam Global Natural Resources Fund
Putnam Global Technology Fund
Putnam Global Telecommunications Fund

Prospectus dated December 30, 2015

Effective September 1, 2016, in the Fund summaries section for each fund, the sub-sections Annual fund operating expenses and Example in the section Fees and expenses will be deleted in their entirety and replaced as indicated below:

Putnam Global Consumer Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.88%	1.75%	(0.46)%	1.29%

Class B	0.62%	1.00%	0.88%	2.50%	(0.46)%	2.04%

Class C	0.62%	1.00%	0.88%	2.50%	(0.46)%	2.04%

Class M	0.62%	0.75%	0.88%	2.25%	(0.46)%	1.79%

Class R	0.62%	0.50%	0.88%	2.00%	(0.46)%	1.54%

Class Y	0.62%	N/A	0.88%	1.50%	(0.46)%	1.04%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$699	$1,052	$1,429	$2,483

Class B	$707	$1,035	$1,489	$2,616

Class B (no redemption)	$207	$735	$1,289	$2,616

Class C	$307	$735	$1,289	$2,801

Class C (no redemption)	$207	$735	$1,289	$2,801

Class M	$526	$986	$1,472	$2,810

Class R	$157	$583	$1,035	$2,290

Class Y	$106	$429	$775	$1,751

Putnam Global Energy Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.85%	1.72%	(0.39)%	1.33%

Class B	0.62%	1.00%	0.85%	2.47%	(0.39)%	2.08%

Class C	0.62%	1.00%	0.85%	2.47%	(0.39)%	2.08%

Class M	0.62%	0.75%	0.85%	2.22%	(0.39)%	1.83%

Class R	0.62%	0.50%	0.85%	1.97%	(0.39)%	1.58%

Class Y	0.62%	N/A	0.85%	1.47%	(0.39)%	1.08%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$703	$1,050	$1,420	$2,458

Class B	$711	$1,032	$1,480	$2,591

Class B (no redemption)	$211	$732	$1,280	$2,591

Class C	$311	$732	$1,280	$2,777

Class C (no redemption)	$211	$732	$1,280	$2,777

Class M	$529	$984	$1,464	$2,786

Class R	$161	$581	$1,026	$2,264

Class Y	$110	$427	$766	$1,724

Putnam Global Financials Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	1.44%	2.31%	(1.00)%	1.31%

Class B	0.62%	1.00%	1.44%	3.06%	(1.00)%	2.06%

Class C	0.62%	1.00%	1.44%	3.06%	(1.00)%	2.06%

Class M	0.62%	0.75%	1.44%	2.81%	(1.00)%	1.81%

Class R	0.62%	0.50%	1.44%	2.56%	(1.00)%	1.56%

Class Y	0.62%	N/A	1.44%	2.06%	(1.00)%	1.06%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$701	$1,164	$1,653	$2,996

Class B	$709	$1,151	$1,719	$3,128

Class B (no redemption)	$209	$851	$1,519	$3,128

Class C	$309	$851	$1,519	$3,304

Class C (no redemption)	$209	$851	$1,519	$3,304

Class M	$527	$1,099	$1,697	$3,308

Class R	$159	$701	$1,271	$2,820

Class Y	$108	$549	$1,016	$2,310

Putnam Global Industrials Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	1.16%	2.03%	(0.70)%	1.33%

Class B	0.62%	1.00%	1.16%	2.78%	(0.70)%	2.08%

Class C	0.62%	1.00%	1.16%	2.78%	(0.70)%	2.08%

Class M	0.62%	0.75%	1.16%	2.53%	(0.70)%	1.83%

Class R	0.62%	0.50%	1.16%	2.28%	(0.70)%	1.58%

Class Y	0.62%	N/A	1.16%	1.78%	(0.70)%	1.08%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the examples takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$703	$1,111	$1,544	$2,745

Class B	$711	$1,096	$1,607	$2,878

Class B (no redemption)	$211	$796	$1,407	$2,878

Class C	$311	$796	$1,407	$3,058

Class C (no redemption)	$211	$796	$1,407	$3,058

Class M	$529	$1,046	$1,588	$3,065

Class R	$161	$645	$1,156	$2,561

Class Y	$110	$492	$899	$2,037

Putnam Global Natural Resources Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Manage-	Distribution and		Total annual fund operating
class	ment fees	service (12b-1) fees	Other expenses =	expenses

Class A	0.62%	0.25%	0.37%	1.24%

Class B	0.62%	1.00%	0.37%	1.99%

Class C	0.62%	1.00%	0.37%	1.99%

Class M	0.62%	0.75%	0.37%	1.74%

Class R	0.62%	0.50%	0.37%	1.49%

Class Y	0.62%	N/A	0.37%	0.99%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$694	$946	$1,217	$1,989

Class B	$702	$924	$1,273	$2,123

Class B (no redemption)	$202	$624	$1,073	$2,123

Class C	$302	$624	$1,073	$2,317

Class C (no redemption)	$202	$624	$1,073	$2,317

Class M	$521	$879	$1,261	$2,330

Class R	$152	$471	$813	$1,779

Class Y	$101	$315	$547	$1,213

Putnam Global Technology Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.92%	1.79%	(0.48)%	1.31%

Class B	0.62%	1.00%	0.92%	2.54%	(0.48)%	2.06%

Class C	0.62%	1.00%	0.92%	2.54%	(0.48)%	2.06%

Class M	0.62%	0.75%	0.92%	2.29%	(0.48)%	1.81%

Class R	0.62%	0.50%	0.92%	2.04%	(0.48)%	1.56%

Class Y	0.62%	N/A	0.92%	1.54%	(0.48)%	1.06%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$701	$1,062	$1,447	$2,522

Class B	$709	$1,045	$1,507	$2,655

Class B (no redemption)	$209	$745	$1,307	$2,655

Class C	$309	$745	$1,307	$2,840

Class C (no redemption)	$209	$745	$1,307	$2,840

Class M	$527	$996	$1,490	$2,848

Class R	$159	$593	$1,054	$2,331

Class Y	$108	$439	$794	$1,794

Putnam Global Telecommunications Fund
Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total annual fund
	Manage-	Distribution		Total annual	Expense	operating expenses
Share	ment	and service	Other	fund operating	reimburse-	after expense
class	fees	(12b-1) fees	expenses =	expenses	ment #	reimbursement

Class A	0.62%	0.25%	0.96%	1.83%	(0.53)%	1.30%

Class B	0.62%	1.00%	0.96%	2.58%	(0.53)%	2.05%

Class C	0.62%	1.00%	0.96%	2.58%	(0.53)%	2.05%

Class M	0.62%	0.75%	0.96%	2.33%	(0.53)%	1.80%

Class R	0.62%	0.50%	0.96%	2.08%	(0.53)%	1.55%

Class Y	0.62%	N/A	0.96%	1.58%	(0.53)%	1.05%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$700	$1,069	$1,462	$2,558

Class B	$708	$1,052	$1,523	$2,692

Class B (no redemption)	$208	$752	$1,323	$2,692

Class C	$308	$752	$1,323	$2,875

Class C (no redemption)	$208	$752	$1,323	$2,875

Class M	$526	$1,003	$1,505	$2,883

Class R	$158	$601	$1,070	$2,368

Class Y	$107	$447	$810	$1,833

302223 8/16

Prospectus Supplement	August 1, 2016

Putnam International Value Fund Prospectuses dated October 30, 2015 Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

				Total annual
		Distribution and		fund operating
Share class	Management fees	service (12b-1) fees	Other expenses	expenses

Class A	0.65%	0.25%	0.42% =	1.32%

Class B	0.65%	1.00%	0.42% =	2.07%

Class C	0.65%	1.00%	0.42% =	2.07%

Class M	0.65%	0.75%	0.42% =	1.82%

Class R	0.65%	0.50%	0.42% =	1.57%

Class R6	0.65%	N/A	0.21%	0.86%

Class Y	0.65%	N/A	0.42% =	1.07%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$702	$969	$1,257	$2,074

Class B	$710	$949	$1,314	$2,208

Class B (no redemption)	$210	$649	$1,114	$2,208

Class C	$310	$649	$1,114	$2,400

Class C (no redemption)	$210	$649	$1,114	$2,400

Class M	$528	$902	$1,301	$2,412

Class R	$160	$496	$855	$1,867

Class R6	$88	$274	$477	$1,061

Class Y	$109	$340	$590	$1,306

302088 8/16

Prospectus Supplement	August 1, 2016

Putnam Small Cap Growth Fund Prospectuses dated October 30, 2015 Effective September 1, 2016, the sub-section Annual fund operating expenses in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and		Total annual fund
Share class	fees†	service (12b-1) fees	Other expenses	operating expenses

Class A	0.61%	0.25%	0.39% =	1.25%

Class B	0.61%	1.00%	0.39% =	2.00%

Class C	0.61%	1.00%	0.39% =	2.00%

Class M	0.61%	0.75%	0.39% =	1.75%

Class R	0.61%	0.50%	0.39% =	1.50%

Class R6	0.61%	N/A	0.20% <	0.81%

Class Y	0.61%	N/A	0.39% =	1.00%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

† Management fees are subject to a performance adjustment.

< Other expenses are based on expenses of Class Y shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to Class R6 shares.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Effective September 1, 2016, the sub-section Example in the section Fees and expenses will be deleted in its entirety and replaced with the following:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$695	$949	$1,222	$1,999

Class B	$703	$927	$1,278	$2,134

Class B (no redemption)	$203	$627	$1,078	$2,134

Class C	$303	$627	$1,078	$2,327

Class C (no redemption)	$203	$627	$1,078	$2,327

Class M	$522	$882	$1,266	$2,340

Class R	$153	$474	$818	$1,791

Class R6	$83	$259	$450	$1,002

Class Y	$102	$318	$552	$1,225

302083 8/16